Other Matters - Sale of South Pecos Water Disposal Business (Details) - USD ($)		12 Months Ended
	Feb. 28, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net		$ 335,809,000	$ 329,780,000	$ 134,370,000
Gain (loss) on disposition or impairment of assets, net		$ (34,296,000)	$ 17,118,000	$ 208,982,000
Water Solutions South Pecos Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net	$ 232,200,000
Gain (loss) on disposition or impairment of assets, net	$ (107,900,000)
Number of saltwater wells sold	9